Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Asset [Abstract]
Schedule of Intangible Asset Account

The activity in the Intangible Asset account for the year ended December 31, 2024 and 2023 is as follows:

Intangible asset

Net book amount at December 31, 2022	$-
Additions	3,771,828
Disposal	-
Amortization	(377,183)
Net book amount at December 31, 2023	$3,394,645
Additions	-
Disposal	-
Amortization	(377,183)
Net book amount at December 31, 2024	$3,017,462